Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Profit (loss) from continuing operations before income taxes
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Non-PRC	(31,895)	(29,385)	(45,942)
PRC	(637)	(6,298)	(11,105)

	(32,532)	(35,683)	(57,047)

Schedule of income tax benefit (expense)
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Current	-	(1,410)	-
Deferred	949	1,004	445

	949	(406)	445

Schedule of reconciliation of tax computed by applying the statutory income tax rate
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Loss before income taxes	(32,532)	(35,683)	(57,047)

Income tax income computed at the statutory income tax rate at 25%	7,356	4,594	15,136
Non-deductible expenses	955	380	(1,095)
Non-taxation income	753	-
Preferential rate	(286)	(820)	(935)
Current and deferred tax rate differences	(971	(291)	(709)
Foreign rate differences	137	(5)	(4,538)
Change of valuation allowance	(7,834)	(4,587)	(8,024)
Statutory income	-	-
R&D super deduction	839	323	610

Income tax (expense) benefit	949	(406)	445

Schedule of significant components of deferred taxes
	As of December 31,
	2020	2021
	$	$
Deferred tax assets
Inventories provision	41	28
Accrued salary and welfare payable	206	214
Tax losses	-	229
Valuation allowance	373	-
Others	470	-
Total deferred tax assets	1,090	471

Deferred tax liabilities
Intangible assets	935	1,814
Deferred cost of revenue	15	15
Others	-	325
Total deferred tax liabilities	950	2,154

Schedule of roll-forward of unrecognized tax benefits
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Balance at beginning of year	2,020	1,987	2,124
Reversal based on tax positions related to prior years	-	-	-
Additions based on tax positions related to the current year	-	-	-
Foreign currency translation difference	(33)	137	50

Balance at end of year	1,987	2,124	2,174